PRINCIPAL ACCOUNTING POLICIES - Sales and marketing expenses and Business combinations and non-controlling interests (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Advertising costs	¥ 46.9	¥ 58.7	¥ 128.9